Employee Benefits Provisions - Schedule of Employee Benefits Provisions Liabilities (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current liabilities
Provision for Annual leave	$ 105,198	$ 98,368	$ 77,780	$ 39,515
Non-current liabilities
Long service leave	$ 29,488	20,018
Employee benefits provisions		$ 118,386	$ 77,780